Label	Element	Value
FundX Global Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Global Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Global Equity ETF (the “Global Equity ETF”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global Equity ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Global Equity ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Equity ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Equity ETF’s performance. Because the Global Equity ETF is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” (“AFFE”) are based on estimated amounts for the current fiscal year and are indirect fees and expenses that the Global Equity Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which will reflect the operating expenses of the Fund but will not include indirect expenses such as AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of waived fees and/or reimbursed expenses in each period) remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Global Equity ETF invests, directly or indirectly, at least 80% of its assets in equity securities of global issuers representing at least three non-US countries, through direct purchases of publicly traded companies and equity-based exchange-traded funds (“ETFs”). In general, equity-based ETFs are those ETFs that purchase equities securities, as opposed to fixed income securities, commodities or other specialty investments. The Global Equity ETF may also invest in both actively and passively managed index-based ETFs; however, the Global Equity ETF will not invest in any ETFs affiliated with the Advisor of Trust.
The Global Equity ETF seeks geographic diversification through investments in securities of issuers in the United States, Canada, developed markets in Europe and Asia, and developing markets. The Global Equity ETF invests across all market capitalizations. Generally, non-US securities are those securities that are issued by a foreign entity that is not primarily traded in the US Market. This could also include securities primarily denominated in a foreign currency.
The Advisor seeks diversification by equity asset class, industry sector and geographic region and relies on its in-depth fundamental research, view of market trends, analysis of a company’s competitive position, and review of the expected return of an asset class or company relative to the expected risk of any alternative equity asset class, the industry sector or company’s risk and general market conditions.
The Global Equity ETF is actively managed portfolio and is comprised of various asset types, including equity and equity related securities and ETFs. Equity related securities held by the Global Equity ETF may include convertible securities, single issuer equity options, preferred shares and warrants. The Global Equity ETF may also include exposure to publicly traded REITs.
The Global Equity ETF will not take direct exposure in derivative instruments. However, some of the underlying ETFs in which the Global Equity ETF invests may employ the use of derivatives securities, such as options or futures, which may involve greater risk relative to ETFs that do not employ such strategies.
The Global Equity ETF may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Global Equity ETF (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Global Equity ETF may increase the amount of income received by payments from the borrow when lending securities.
The Global Equity ETF intends to limit its investments in ETFs in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). With respect to investments in other ETFs, the Global Equity ETF relies on Section 12(d)(1)(F) of the 1940 Act that permits it to invest in unaffiliated investment companies subject to certain guidelines including that it (together with any affiliated investment company) may acquire no more than 3% of the outstanding voting securities of the unaffiliated investment company. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including ETFs. The acquisition of other ETFs by the Global Equity ETF is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by such other ETF or pursuant to Rule 12d1-4 under the 1940 Act, which permits the Global Equity ETF to invest in another ETF beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Global Equity ETF enter into an agreement with such other ETF regarding the terms of the investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Global Equity ETF invests, directly or indirectly, at least 80% of its assets in equity securities of global issuers representing at least three non-US countries, through direct purchases of publicly traded companies and equity-based exchange-traded funds (“ETFs”). In general, equity-based ETFs are those ETFs that purchase equities securities, as opposed to fixed income securities, commodities or other specialty investments. The Global Equity ETF may also invest in both actively and passively managed index-based ETFs; however, the Global Equity ETF will not invest in any ETFs affiliated with the Advisor of Trust.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Global Equity ETF is new and therefore does not have performance history for a full calendar year. In the future, performance information for the Global Equity ETF will be presented in this section. Updated performance information will be available on the Global Equity ETF’s website at www.fundxetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Global Equity ETF is new and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fundxetfs.com
FundX Global Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Since the price of securities that the Global Equity ETF holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Global Equity ETF.
FundX Global Equity ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risk. The Global Equity ETF is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Global Equity ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Global Equity ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Global Equity ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Global Equity ETF to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Global Equity ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Global Equity ETF’s transaction costs of selling portfolio securities, the Global Equity ETF’s performance could be negatively impacted.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Global Equity ETF may pay significantly more or receive significantly less for shares than the Global Equity ETF’s NAV. Although it is expected that the market price of shares will approximate the Global Equity ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Global Equity ETF’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Global Equity ETF’s NAV.

FundX Global Equity ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Global Equity ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
FundX Global Equity ETF | ETF Risk, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Global Equity ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Global Equity ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Global Equity ETF to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Global Equity ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Global Equity ETF’s transaction costs of selling portfolio securities, the Global Equity ETF’s performance could be negatively impacted.
FundX Global Equity ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
FundX Global Equity ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Global Equity ETF may pay significantly more or receive significantly less for shares than the Global Equity ETF’s NAV. Although it is expected that the market price of shares will approximate the Global Equity ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
FundX Global Equity ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Global Equity ETF’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Global Equity ETF’s NAV.
FundX Global Equity ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.

FundX Global Equity ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Market Risk – Market risk is the risk that the value of Global Equity ETF’s shares will fluctuate based on the performance of the securities held by the securities it owns. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

FundX Global Equity ETF | Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.

FundX Global Equity ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Global Equity ETF is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Global Equity ETF will grow to or maintain an economically viable size.

FundX Global Equity ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk – Management risk describes the Global Equity ETF’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Global Equity ETF.
FundX Global Equity ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. Derivatives fluctuate in their values may not correlate perfectly with the overall securities markets. The use of derivative instruments by underlying ETFs in which the Global Equity ETF invests indirectly exposes the Global Equity ETF to additional risks and transaction costs. Certain derivatives also have the potential for unlimited loss, regardless of the size of the initial investment. Using derivatives also can have a leveraging effect and increase volatility in an underlying ETF and, indirectly, the Global Equity ETF. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying ETF in which the Global Equity ETF invests. Use of derivatives may have different tax consequences for the Global Equity ETF than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders, which could indirectly affect the Global Equity ETF.

FundX Global Equity ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. In addition to developed markets, the Global Equity ETF may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income and whose economies or some sectors of their economies are seen to be rapidly expanding and engaging aggressively with global markets. The Global Equity ETF considers emerging markets countries to be those contained in the MSCI Emerging Markets Index. In general, an emerging market country is a developing country that possesses some, but not all, characteristics of a developed economy. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Global Equity ETF may be required to establish special custody or other arrangements before making certain investments in those countries.

FundX Global Equity ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. The Global Equity ETF may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

FundX Global Equity ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
International Closed Market Trading Risk. To the extent that the underlying investments held by the Global Equity ETF trade on foreign exchanges that may be closed when the securities exchange on which the Global Equity ETF trades is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Global Equity ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Global Equity ETF’s NAV that may be greater than those experienced by other ETFs.

FundX Global Equity ETF | Micro-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Micro Capitalization Companies Risk. Micro capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of stocks of micro capitalization companies are more volatile than those of larger capitalization companies. Thus, the Global Equity ETF’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies. Also, the returns of micro capitalization company stocks may vary, sometimes significantly, from the returns of the overall market. In addition, micro capitalization company stocks tend to perform poorly during times of economic stress. Relative to large capitalization company stocks, the stocks of micro capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs. For these reasons, the Global Equity ETF is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

FundX Global Equity ETF | Real Estate Investment Trust (REIT) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trust (“REIT”) Risk. The value of REITs may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

FundX Global Equity ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. From time to time, the Global Equity ETF may concentrate its investments in one or more industry sectors. The Global Equity ETF is currently substantially invested in the industrials sector, and the Global Equity ETF’s performance is therefore affected by developments in this sector. The industrials sector consists of companies that may be particularly impacted by government regulation in the U.S. and elsewhere, as well as geopolitical events and economic conditions. In addition, companies in the industrials sector may be particularly impacted by litigation and threatened litigation, labor disputes and foreign exchange rates.

FundX Global Equity ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Global Equity ETF may lose money.

FundX Global Equity ETF | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible securities risk. Convertible securities are subject to both stock market risk associated with equity securities and the credit and interest rate risks associated with fixed income securities. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Global Equity ETF’s investment in that issuer. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.
FundX Global Equity ETF | FundX Global Equity ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ONEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 356
FundX Future Fund Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Future Fund Opportunities ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Future Fund Opportunities ETF (the “Future Fund Opportunities ETF”) seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Future Fund Opportunities ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Future Fund Opportunities ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Future Fund Opportunities ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Future Fund Opportunities ETF’s performance. Because the Future Fund Opportunities ETF is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of waived fees and/or reimbursed expenses in each period) remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Future Fund Opportunities ETF is an actively managed ETF that, under normal market conditions, will primarily invest in the equity securities of companies that the Adviser believes to be best positioned to take advantage of long-term megatrends. Long-term megatrends are driven by changes in technology, consumer preferences, demographics, and environmental sustainability, which can lead to significant increases in their markets, earnings trajectories, and market capitalizations. As part of the investment process, the Adviser seeks to identify potential opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental and supply/demand dynamics that unfold over long periods of time (“secular trends”) and the companies that can significantly benefit and profit from such trends. Through a proprietary research driven process, the Adviser analyzes companies across sectors and secular trends or “themes” (e.g., green energy, online shopping or cybersecurity) to try to identify for investment those companies it believes to be “thematic winners” (companies that the Adviser believes can benefit from positive secular trends or “themes”) with reasonable valuations. The Adviser will sell a security when it believes the outlook for outperformance has deteriorated.
The Future Fund Opportunities ETF will invest its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of small to mid-capitalization companies (companies with market capitalizations less than $25 billion). The equity securities in which the Future Fund Opportunities ETF may invest include common stock, preferred stock and convertible securities. ADRs are U.S. issued and denominated securities or pools of securities of a foreign issuer. The Future Fund Opportunities ETF may invest in foreign securities listed on foreign exchanges. The Future Fund Opportunities ETF’s investments in foreign equity securities will be in both developed and emerging markets.
The Adviser anticipates using a long-term approach to investing that typically results in low to moderate portfolio turnover. The Adviser, however, may increase portfolio turnover, depending upon market conditions.
The Future Fund Opportunities ETF may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Future Fund Opportunities ETF (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Future Fund Opportunities ETF may increase the amount of income received by payments from the borrow when lending securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Future Fund Opportunities ETF will invest its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of small to mid-capitalization companies (companies with market capitalizations less than $25 billion).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Future Fund Opportunities ETF is new and therefore does not have performance history for a full calendar year. In the future, performance information for the Future Fund Opportunities ETF will be presented in this section. Updated performance information will be available on the Future Fund Opportunities ETF’s website at www.fundxetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Future Fund Opportunities ETF is new and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fundxetfs.com
FundX Future Fund Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Since the price of the underlying ETFs that the Future Fund Opportunities ETF holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Future Fund Opportunities ETF.
FundX Future Fund Opportunities ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risk - The Future Fund Opportunities ETF is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Future Fund Opportunities ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk - The Future Fund Opportunities ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Future Fund Opportunities ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Future Fund Opportunities ETF to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Future Fund Opportunities ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Future Fund Opportunities ETF’s transaction costs of selling portfolio securities, the Future Fund Opportunities ETF’s performance could be negatively impacted.
•Costs of Buying or Selling Shares - Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV - As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Future Fund Opportunities ETF may pay significantly more or receive significantly less for shares than the Future Fund Opportunities ETF’s NAV. Although it is expected that the market price of shares will approximate the Future Fund Opportunities ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading - Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Future Fund Opportunities ETF’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Future Fund Opportunities ETF’s shares trading at a price that is higher or lower than the Future Fund Opportunities ETF’s NAV.

FundX Future Fund Opportunities ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Future Fund Opportunities ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
FundX Future Fund Opportunities ETF | ETF Risk, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk - The Future Fund Opportunities ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Future Fund Opportunities ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Future Fund Opportunities ETF to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Future Fund Opportunities ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Future Fund Opportunities ETF’s transaction costs of selling portfolio securities, the Future Fund Opportunities ETF’s performance could be negatively impacted.
FundX Future Fund Opportunities ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares - Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
FundX Future Fund Opportunities ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV - As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Future Fund Opportunities ETF may pay significantly more or receive significantly less for shares than the Future Fund Opportunities ETF’s NAV. Although it is expected that the market price of shares will approximate the Future Fund Opportunities ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
FundX Future Fund Opportunities ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading - Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Future Fund Opportunities ETF’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Future Fund Opportunities ETF’s shares trading at a price that is higher or lower than the Future Fund Opportunities ETF’s NAV.
FundX Future Fund Opportunities ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Market Risk – Market risk is the risk that the value of Future Fund Opportunities ETF’s shares will fluctuate based on the performance of the securities held by the securities it owns. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

FundX Future Fund Opportunities ETF | Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.

FundX Future Fund Opportunities ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Future Fund Opportunities ETF is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Future Fund Opportunities ETF will grow to or maintain an economically viable size.

FundX Future Fund Opportunities ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk – Management risk describes the Future Fund Opportunities ETF’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Future Fund Opportunities ETF.
FundX Future Fund Opportunities ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk – In addition to developed markets, the Future Fund Opportunities ETF may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income and whose economies or some sectors of their economies are seen to be rapidly expanding and engaging aggressively with global markets. The Future Fund Opportunities ETF considers emerging markets countries to be those contained in the MSCI Emerging Markets Index. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Future Fund Opportunities ETF may be required to establish special custody or other arrangements before making certain investments in those countries.

FundX Future Fund Opportunities ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – The Future Fund Opportunities ETF may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
FundX Future Fund Opportunities ETF | Sector Emphasis Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Emphasis Risk – The Future Opportunities ETF may have particular emphasis in one or more sectors, subjecting that Underlying ETF to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

FundX Future Fund Opportunities ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk - There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Future Fund Opportunities ETF may lose money.
FundX Future Fund Opportunities ETF | FundX Future Fund Opportunities ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FFOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 318

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” (“AFFE”) are based on estimated amounts for the current fiscal year and are indirect fees and expenses that the Global Equity Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which will reflect the operating expenses of the Fund but will not include indirect expenses such as AFFE.
[3]	The Adviser has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets for the Fund. This contractual limit may be referred to as the “Expense Cap.” The Adviser may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2025 and may not be terminated prior to this date except with the approval of the Fund’s Board of Trustees.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	The Adviser has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets for the Fund. This contractual limit may be referred to as the “Expense Cap.” The Adviser may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2025 and may not be terminated prior to this date except with the approval of the Fund’s Board of Trustees.